Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 373,403	$ 387,813
Patient accounts receivable, net of allowance for doubtful accounts of $2,437,854 and $2,190,762 at December 31, 2013 and 2012, respectively	2,322,555	2,034,085
Supplies	371,315	362,159
Prepaid income taxes	107,077	49,888
Deferred income taxes	101,372	117,045
Prepaid expenses and taxes	126,972	124,768
Other current assets (including assets of hospitals held for sale of $39,860 and $42,058 at December 31, 2013 and 2012, respectively)	345,269	343,384
Total current assets	3,747,963	3,419,142
Property and Equipment:
Land and improvements	623,744	610,179
Buildings and improvements	6,224,755	6,173,169
Equipment and fixtures	3,613,950	3,210,560
Property and equipment, gross	10,462,449	9,993,908
Less accumulated depreciation and amortization	(3,411,798)	(2,919,491)
Property and equipment, net	7,050,651	7,074,417
Goodwill	4,424,425	4,388,429
Other assets, net of accumulated amortization of $535,142 and $394,827 at December 31, 2013 and 2012, respectively (including assets of hospitals held for sale of $94,394 and $107,513 at December 31, 2013 and 2012, respectively)	1,894,256	1,724,347
Total assets	17,117,295	16,606,335
Current liabilities:
Current maturities of long-term debt	166,894	89,902
Accounts payable	949,115	819,643
Deferred income taxes	3,183
Accrued liabilities:
Employee compensation	690,117	704,530
Interest	111,891	110,702
Other (including liabilities of hospitals held for sale of $24,447 and $16,428 at December 31, 2013 and 2012, respectively)	536,717	419,021
Total current liabilities	2,457,917	2,143,798
Long-term debt	9,286,489	9,451,380
Deferred income taxes	906,101	808,489
Other long-term liabilities	976,908	1,038,481
Total liabilities	13,627,415	13,442,148
Redeemable noncontrolling interests in equity of consolidated subsidiaries	358,410	367,666
Commitments and contingencies (Note 16)
Community Health Systems, Inc. stockholders' equity:
Preferred stock, $.01 par value per share, 100,000,000 shares authorized; none issued
Common stock, $.01 par value per share, 300,000,000 shares authorized; 95,987,032 shares issued and 95,011,483 shares outstanding at December 31, 2013, and 92,925,715 shares issued and 91,950,166 shares outstanding at December 31, 2012	960	929
Additional paid-in capital	1,255,855	1,138,274
Treasury stock, at cost, 975,549 shares at December 31, 2013 and December 31, 2012	(6,678)	(6,678)
Accumulated other comprehensive loss	(67,505)	(145,310)
Retained earnings	1,885,195	1,743,992
Total Community Health Systems, Inc. stockholders' equity	3,067,827	2,731,207
Noncontrolling interests in equity of consolidated subsidiaries	63,643	65,314
Total equity	3,131,470	2,796,521
Total liabilities and equity	$ 17,117,295	$ 16,606,335